Shareholder Report, Average Annual Return (Details) 193998_Innovator International Developed Power Buffer ETF - March_TF_TSR Annual {TF}	12 Months Ended	20 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Innovator International Developed Power Buffer ETF™ - March
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Innovator International Developed Power Buffer ETF - March NAV
Average Annual Return, Percent	12.49%	9.22%
MSCI EAFE Net (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net (USD)
Average Annual Return, Percent	23.03%	16.11%
MSCI EAFE Price (USD) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Price (USD)
Average Annual Return, Percent	19.91%	12.84%